ACQUISITIONS	12 Months Ended
Dec. 31, 2013
ACQUISITIONS

NOTE 4. ACQUISITIONS

Monsoon

Through Infocomm Asia Holdings Pte Ltd. (“IAHGames”), our then subsidiary in Southeast Asia, we made an equity investment in Monsoon Online Pte Ltd. (“Monsoon”), an operator and distributor of online games in Southeast Asia, in connection with our acquisition of a controlling financial interest in IAHGames with effect from July 1, 2010. In connection with a strategic alliance, Monsoon entered into various agreements with a game licensor to distribute selected games in Southeast Asia (collectively referred to as the “Distribution Partnership”). Although IAHGames owned 100 percent of the common stock of Monsoon, we could not consolidate Monsoon at the time of the acquisition as the game licensor had substantive participating rights in Monsoon’s business operations pursuant to Monsoon’s management agreement. In September 2011, IAHGames, Monsoon and the game licensor entered into an agreement whereby all parties agreed to terminate early Monsoon’s management agreement and other agreements with the game licensor which had granted the licensor the abovementioned substantive participating rights in connection with Monsoon. The agreement was effective from August 31, 2011. Starting from September 1, 2011, IAHGames had effective control over Monsoon and had consolidated Monsoon thereon.

The agreement was effective from the third quarter of 2011. In January 2012, IAHGames’ and Monsoon’s commitments under the Distribution Partnership with the game licensor were fully terminated. The execution and closing of this agreement resulted in the following significant financial statement impacts in our consolidated statements of operations:

(in US$ thousands)	2011
Gain on cancellation of warrant liabilities	$665
Gain on reversal of impairment of prepaid expenses	1,347

Recovery of loss on termination of third-party contract	$2,012

FingerRockz

On October 18, 2013, we subscribed in cash to 405 thousand new common shares of FingerRockz Co., Ltd. (“FingerRockz”), which represents a controlling financial interest of 51.6 percent of the ownership; thereupon we began consolidating FingerRockz. FingerRockz is a mobile game developer and publisher in Taiwan, and we acquired it purposely to enhance our research and development capabilities for mobile games. This primary factor among others, contributed to a purchase price in excess of the fair value of the net identifiable assets acquired and liabilities assumed, and intangible assets. In the acquisition, the most appealing asset to our Company was FingerRockz’s creative team. Because the assembled workforce was not an identifiable asset to be recognized separately from goodwill, the value attributed to it was subsumed into goodwill. The goodwill related to this acquisition is not expected to be deductible for tax purpose.

The following table summarizes the consideration paid for the acquisition and the amounts of estimated fair value of the assets acquired and liabilities assumed at the acquisition date.

(In US$ thousands)	Amount
Consideration and noncontrolling interest:
The consideration transferred	$510
The fair value of noncontrolling interest in FingerRockz	478

$988

Identifiable assets acquired and liabilities assumed:
Cash, receivables and other current assets	$585
Customer contracts	67
Payables and other current liabilities	(160)

Net	492
Goodwill	496

$988

The following unaudited pro forma results of operations for the years ended December 31, 2012 and 2013 are presented as if the acquisition had been consummated on January 20, 2012, the inception of FingerRockz:

	For the years ended December 31 (unaudited)
(in US$ thousands, except for loss per share)	2012	2013
Net revenues	$27,477	$15,040

Net loss attributable to GigaMedia shareholders	$(15,334)	$(34,845)

Basic and diluted loss per share	$(0.30)	$(0.69)

The above unaudited pro forma information does not reflect any incremental direct costs, including any restructuring charges to be recorded in connection with the acquisition, or any potential cost savings that may result from the consolidation of certain operations of our Company or FingerRockz. Accordingly, the unaudited pro forma financial information above not necessarily indicative the actual results that would have occurred had the acquisition of FingerRockz been combined during the periods presented, nor it necessarily indicative of future consolidated results of operations.